Financial - risk management objectives and policies - Aging of obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial risk management [Line Items]
Lease Liabilities	$ 10,320	$ 12,953
Trade and other payables.	299,006	251,542
Total financial liabilities	706,580	738,534	$ 1,057,975	$ 531,653
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	281,747	320,400
Accounts payable - related parties	3,468	3,174
Senior unsecured credit facility	0
Lease Liabilities	59,592	63,125
Other accounts payable	19,247	60,632
Trade and other payables.	25,900	35,800
Total financial liabilities	364,054	447,331
Sociedad Minera Cerro Verde S.A.A. | On Demands [Member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Lease Liabilities	0	0
Other accounts payable	0	0
Total financial liabilities		0
Sociedad Minera Cerro Verde S.A.A. | Not later than three months [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	276,541	316,460
Accounts payable - related parties	2,087	1,740
Lease Liabilities	1,420	1,036
Other accounts payable	14,818	15,293
Total financial liabilities	294,866	334,529
Sociedad Minera Cerro Verde S.A.A. | Later than three months and not later than one year [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	4,159	2,923
Accounts payable - related parties	1,381	1,434
Lease Liabilities	8,489	5,992
Other accounts payable	4,429	45,339
Total financial liabilities	18,458	55,688
Sociedad Minera Cerro Verde S.A.A. | Between 2 and 5 years [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	1,047	1,017
Accounts payable - related parties	0	0
Lease Liabilities	49,683	45,033
Other accounts payable	0	0
Total financial liabilities	50,730	46,050
Sociedad Minera Cerro Verde S.A.A. | More than 5 years
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Lease Liabilities	0	11,064
Other accounts payable	0	0
Total financial liabilities	$ 0	$ 11,064